CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 64,565,000	$ 69,112,000	$ 12,162,000
Short-term investments	1,256,000	992,000	3,307,000
Accounts receivable, net of allowance	41,372,000	48,250,000	39,934,000
Prepaid rent	690,000	754,000	1,207,000
Prepaid expenses and other current assets	2,004,000	1,589,000	1,981,000
Total Current Assets	109,887,000	120,697,000	58,591,000
Property and equipment, net	2,651,000	2,663,000	2,653,000
Deferred contract costs	32,800,000	31,943,000	28,351,000
Long-term unbilled receivables	5,543,000	5,499,000
Long-term unbilled receivables		5,499,000	3,685,000
Other assets	8,841,000	8,252,000	4,798,000
TOTAL ASSETS	159,722,000	169,054,000	98,078,000
Current liabilities
Accounts payable	1,568,000	774,000	898,000
Accrued expenses and other liabilities	17,660,000	26,245,000	24,728,000
Current portion of deferred revenue	64,932,000	65,203,000	43,623,000
Total Current Liabilities	84,160,000	92,222,000	69,249,000
Long-term portion of deferred revenue	8,289,000	9,485,000	16,977,000
Share-based awards classified as liabilities	44,516,000	43,502,000	13,006,000
Other non-current liabilities	3,602,000	3,658,000	2,897,000
TOTAL LIABILITIES	140,567,000	148,867,000	102,129,000
Commitments and Contingencies
Mezzanine equity
Redeemable convertible preferred stock	192,184,000	183,390,000	182,656,000
Redemption value of common shares	24,891,000	25,074,000	10,684,000
Share-based awards	1,591,000	1,489,000	1,291,000
Redeemable noncontrolling interest	3,696,000	3,061,000
Total mezzanine equity	222,362,000	213,014,000	194,631,000
Stockholders' deficiency:
Common stock	12,000	12,000	10,000
Additional paid-in capital	108,972,000	105,159,000	33,691,000
Accumulated other comprehensive income	1,548,000	1,791,000	1,574,000
(Accumulated deficit) Retained earnings	(313,739,000)	(299,789,000)	(233,957,000)
Total stockholders' deficiency attributable to AvePoint	(203,207,000)	(192,827,000)	(198,682,000)
Total Liabilities and Stockholders' Equity	159,722,000	169,054,000	98,078,000
Apex Technology Acquisition Corp [Member]
Current assets
Cash	139,492	197,628	994,810
Prepaid expenses and other current assets	105,083	74,642	183,639
Prepaid income taxes	477,437	477,437
Total Current Assets	722,012	749,707	1,178,449
Cash and marketable securities held in Trust Account	351,890,161	351,858,320	351,809,163
TOTAL ASSETS	352,612,173	352,608,027	352,987,612
Current liabilities
Accounts payable and accrued expenses	6,004,128	4,408,489	5,000
Franchise tax payable	50,000	81,255	148,543
Income taxes payable			464,701
Convertible promissory note - related party	300,000
Total Current Liabilities	6,354,128	4,489,744	618,244
Deferred underwriting commissions	13,150,000	13,150,000	13,150,000
Warrant liabilities	47,247,250	77,419,100	20,947,150
TOTAL LIABILITIES	66,751,378	95,058,844	34,715,394
Commitments and Contingencies
Stockholders' deficiency:
Preferred stock
Additional paid-in capital	34,444,413	62,755,739	2,033,317
(Accumulated deficit) Retained earnings	(29,446,055)	(57,757,667)	2,965,368
Total stockholders' deficiency attributable to AvePoint	5,000,005	5,000,003	5,000,008
Total Liabilities and Stockholders' Equity	352,612,173	352,608,027	352,987,612
Class A Common Stock | Apex Technology Acquisition Corp [Member]
Mezzanine equity
Common stock subject to possible redemption	280,860,790	252,549,180	313,272,210
Stockholders' deficiency:
Common stock	772	1,056	448
Total stockholders' deficiency attributable to AvePoint	772	1,056	448
Class B Common Stock | Apex Technology Acquisition Corp [Member]
Stockholders' deficiency:
Common stock	875	875	875
Total stockholders' deficiency attributable to AvePoint	$ 875	$ 875	$ 875